ASSETS HELD FOR SALE (EXCLUDING DISCONTINUED OPERATIONS)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE (EXCLUDING DISCONTINUED OPERATIONS)	ASSETS HELD FOR SALE (EXCLUDING DISCONTINUED OPERATIONS)
    Assets held for sale (excluding discontinued operations) is composed of properties not included in inventory which are expected to be sold within the next 12 months that also meet the other relevant held-for-sale criteria in accordance with ASC 360-10-45-9. As of December 31, 2024 and December 31, 2023, the basis in properties meeting this classification was $5.4 million and $1.0 million, respectively. We recognized an immaterial impairment charge related to these assets during the year ended December 31, 2024. Impairment charges are recorded within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Other operating (expense) income, net.”